Annual Total Returns - Franklin Small Cap Value Fund [BarChart] - Franklin Value Investors Trust-32 - Franklin Small Cap Value Fund - Class A	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(3.66%)
Annual Return 2012	18.35%
Annual Return 2013	34.72%
Annual Return 2014	none
Annual Return 2015	(7.83%)
Annual Return 2016	29.59%
Annual Return 2017	10.63%
Annual Return 2018	(12.68%)
Annual Return 2019	26.04%
Annual Return 2020	5.39%